Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									1 Months Ended																	12 Months Ended
	Sep. 14, 2017 ILS (₪) shares	Sep. 14, 2017 USD ($) shares	May 12, 2015 ILS (₪) shares	May 12, 2015 USD ($) $ / shares shares	Oct. 31, 2013 ILS (₪) shares	Oct. 31, 2013 USD ($) shares	Feb. 28, 2013 ILS (₪) shares	Feb. 28, 2013 USD ($) $ / shares shares	Jul. 16, 2019	Jun. 13, 2019 ILS (₪) shares	Jun. 13, 2019 USD ($) shares	Aug. 31, 2017 ILS (₪) shares	Aug. 31, 2017 USD ($) shares	Jul. 31, 2017 ILS (₪) shares	Jul. 31, 2017 USD ($) shares	Jun. 30, 2017 ILS (₪) shares	Jun. 30, 2017 USD ($) shares	May 31, 2017 ILS (₪) shares	May 31, 2017 USD ($) shares	Mar. 30, 2017 ILS (₪) shares	Mar. 30, 2017 USD ($) shares	Feb. 28, 2017 ILS (₪) shares	Feb. 28, 2017 USD ($) shares	Jun. 24, 2015 ILS (₪) shares	Jun. 24, 2015 USD ($) shares	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Oct. 29, 2017 ₪ / shares	Oct. 29, 2017 $ / shares	Feb. 27, 2017 ₪ / shares	May 15, 2015 shares	Jul. 31, 2014 ₪ / shares	Jul. 31, 2014 $ / shares
Equity (Textual)
Number of options issued, shares | shares							5,685,000	5,685,000
Consideration of options issued	₪ 33,621						₪ 4,836			₪ 188		₪ 3,833				₪ 2,296		₪ 2,296		₪ 4,482		₪ 10,905
Exercise price per share | ₪ / shares																														₪ 1.5		₪ 1.5		₪ 0.9
Number of shares issued | shares	66,666,680	66,666,680						5,685,000		334,520	334,520	6,825,760	6,825,760	8,000,000	8,000,000					6,666,640	6,666,640
Share options expired date																						Feb. 28, 2017	Feb. 28, 2017
Tradable warrants exercised | shares												170,644	170,644			104,349	104,349	104,349	104,349
Gross consideration offering amount			₪ 36,607																					₪ 2,069
Offering expenses			₪ 5,576
Underwriters warrants granted | shares			95,500	95,500
Increase in equity shares	₪ 250
Issuance expenses																								₪ 134
Revaluation of warrants																												₪ 2,009
Percentage of shares
Public offering, description									The Company closed a public offering and issued 3,057,466 NASDAQ listed ADSs (equivalent to 122,298,640 Ordinary shares) and 18,298,898 Ordinary shares (equivalent to 457,472 NASDAQ listed ADSs) in consideration of $ 20,000 (approximately NIS 71,300 million) to a number of investors.
Angels Investments in High Tech Ltd. [Member]
Equity (Textual)
Public offering, description									As part of this public offering, Angels Investments in High Tech Ltd. ("AIHT") exercised their option to purchase, under the same terms of the public offering, 2,203,640 ADSs and 141,538 Ordinary shares offered in the public offering that were not purchased by other shareholders. In total, the investment through AIHT in this offering was approximately $ 16,670, making AIHT a controlling shareholder (as defined under the Israeli Companies Law) with a holding of about 42% in BiondVax.
USD [Member]
Equity (Textual)
Consideration of options issued | $		$ 9,546						$ 1,239			$ 53		$ 1,067				$ 653		$ 653		$ 1,229		$ 2,830
Exercise price per share | $ / shares								$ 1.5																							$ 0.38
Gross consideration offering amount | $				$ 9,382																					$ 530
Increase in equity shares | $		$ 72
Revaluation of warrants | $
Share Premium Component [Member]
Equity (Textual)
Consideration of options issued					₪ 3,788		3,934
Share Premium Component [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $						$ 971		$ 1,008
Option Component [Member]
Equity (Textual)
Consideration of options issued					₪ 625		₪ 902
Option Component [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $						$ 160		$ 231
American Depository Shares [Member]
Equity (Textual)
Number of options issued, shares | shares																						844,000	844,000
Consideration of options issued														₪ 7,065
Number of shares issued | shares	1,666,666	1,666,666		76,400,000						166,666	166,666			200,000	200,000					166,666	166,666												40
Tradable warrants exercised | shares			2,038,000	2,038,000
Additional shares issued | shares																								110,000	110,000
American Depository Shares [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $															$ 2,000
Warrant exercise price | $ / shares				$ 6.25
Warrants [Member]
Equity (Textual)
Offering expenses			₪ 1,197
Increase in equity shares			7,398
Warrants [Member]
Equity (Textual)
Offering expenses			4,860
Increase in equity shares			₪ 26,417
Options (series 5) [Member]
Equity (Textual)
Number of options issued, shares | shares					6,302,000	6,302,000
Consideration of options issued					₪ 4,413
Exercise price per share | ₪ / shares																																		₪ 0.9
Number of shares issued | shares					6,302,000	6,302,000
Options (series 5) [Member] | USD [Member]
Equity (Textual)
Consideration of options issued | $						$ 1,131
Exercise price per share | $ / shares																																			$ 0.23
Investors [Member]
Equity (Textual)
Number of options issued, shares | shares																						33,760,832	33,760,832
Percentage of shares																						19.21%	19.21%